Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—80.7%
		Chemicals & Plastics—1.8%
$ 200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 148,139
200,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	170,178
		TOTAL	318,317
		Oil & Gas—3.3%
500,000	[1,2]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	51,250
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	161,400
90,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	57,326
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	130,428
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	163,471
		TOTAL	563,875
		Sovereign—72.9%
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	177,272
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	175,250
200,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	160,160
250,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	114,687
221,997		Argentina, Government of, Sr. Unsecd. Note, 3.625%, 7/9/2035	82,280
50,000		Argentina, Government of, Sr. Unsecd. Note, 4.250%, 1/9/2038	20,821
50,000		Argentina, Government of, Unsecd. Note, 0.750%, 7/9/2030	21,925
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	204,400
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	173,767
PEN 600,000		Bonos De Tesoreria, Sr. Unsecd. Note, 7.300%, 8/12/2033	163,943
300,000		Bonos De Tesoreria, Unsecd. Note, 5.940%, 2/12/2029	79,973
CLP 270,000,000		BONOS TESORERIA PESOS, Unsecd. Note, 2.500%, 3/1/2025	275,349
BRL 5,400,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	1,101,415
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	213,713
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	278,217
$ 200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	169,151
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	177,750
100,000	[3]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	40,315
100,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 2.500%, 7/31/2040	43,900
150,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/31/2035	71,504
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	88,623
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	164,909
200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.500%, 1/31/2047	154,960
75,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	64,500
125,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	94,687
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	162,746
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	84,540
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	85,500
200,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	86,982
200,000	[1,2]	Ghana, Government of, Unsecd. Note, REGS, 8.125%, 1/18/2026	89,960
100,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 8.125%, 10/6/2034	109,250
HUF 105,000,000		Hungary, Government of, Unsecd. Note, Series 27/A, 3.000%, 10/27/2027	260,512
IDR 6,900,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	495,325
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	97,281

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	$ 195,230
78,931		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	74,135
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	193,500
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	199,562
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	177,396
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	11,851
MXN 8,300,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	441,032
5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	270,813
$ 200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	168,250
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	181,858
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	153,810
BRL 2,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	393,357
$ 200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	204,500
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	196,236
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	200,500
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	152,936
100,000		Peru, Government of, 6.550%, 3/14/2037	107,483
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	446,089
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	377,939
$ 200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	198,588
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	225,008
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	161,248
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	152,133
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	145,060
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	180,280
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	113,822
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	200,787
$ 200,000		State of Israel, Sr. Unsecd. Note, 4.500%, 1/17/2033	185,500
COP 1,500,000,000	[4]	Titulos De Tesoreria, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	322,805
500,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.250%, 10/18/2034	105,042
$ 400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	278,010
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	58,572
200,000	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	63,500
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	148,687
800,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	116,796
		TOTAL	12,587,882
		State/Provincial—0.8%
50,000		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.375%, 9/1/2037	19,250
150,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	121,500
		TOTAL	140,750
		Transportation—1.5%
200,000	[1,2]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	54,032
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	199,128
		TOTAL	253,160
		Utilities—0.4%
200,000	[1,2]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	70,503
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $16,873,880)	13,934,487

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—15.7%
		Banking—1.4%
$ 200,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	$ 201,600
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
		TOTAL	231,600
		Building & Development—1.1%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	187,614
		Building Materials—1.2%
200,000		Cemex SAB de CV, Sr. Sub. Note, 144A, 9.125%, 6/14/2072	213,419
		Chemicals & Plastics—2.1%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	200,319
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	166,698
		TOTAL	367,017
		Metals & Mining—0.3%
50,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	45,968
		Oil & Gas—7.5%
100,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	97,353
75,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	75,347
100,000		Ecopetrol SA, Sr. Unsecd. Note, 8.625%, 1/19/2029	106,063
83,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	87,326
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	193,270
171,358		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	154,579
200,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	211,662
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	186,094
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	188,000
		TOTAL	1,299,694
		Real Estate—1.2%
200,000	[1,2]	Country Garden Holdings Co., 3.300%, 1/12/2031	15,060
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	198,054
		TOTAL	213,114
		Telecommunications & Cellular—0.9%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	113,909
$ 50,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	40,929
		TOTAL	154,838
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,438,875)	2,713,264
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[5]	ATENTO LUXCO 1 SA (IDENTIFIED COST $8,750)	—
		PURCHASED PUT OPTIONS—0.0%
35,000		CHF PUT/JPY CALL, UBS, Notional Amount $45,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $443)	175
		INVESTMENT COMPANY—1.8%
313,499		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[7] (IDENTIFIED COST $313,561)	313,562
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $20,635,509)	$16,961,488
		OTHER ASSETS AND LIABILITIES - NET—1.8%[8]	310,699
		TOTAL NET ASSETS—100.0%	$17,272,187

At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$534,531	June 2024	$418
United States Treasury Notes 10 Year Long Futures	20	$2,208,750	June 2024	$1,205
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,623
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,628,606 and $36,097, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2024[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	Markit CDX Emerging Markets High Yield Index Series 40	Buy	1.00%	12/20/2028	2.90%	$200,000	$15,313	$18,587	$(3,274)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $25,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/4/2024	JPMorgan	973,250 BRL	$200,075	$(4,377)
3/4/2024	State Street	500,000 BRL	$100,202	$337
3/4/2024	State Street	600,000 BRL	$121,476	$(829)
3/20/2024	Bank of America	1,871,910 CNY	$265,034	$(4,213)
3/20/2024	Barclays	144,317,000 CLP	$162,831	$(13,601)
3/20/2024	JPMorgan	500,000 PEN	$132,833	$(672)
3/20/2024	Morgan Stanley	5,530,000 MXN	$321,942	$1,441
3/20/2024	Morgan Stanley	1,600,000 MXN	$92,190	$1,374
3/20/2024	Morgan Stanley	5,361,384 ZAR	$289,889	$(10,842)
3/20/2024	State Street	131,725 SGD	$99,240	$(1,254)
Contracts Sold:
3/4/2024	JPMorgan	6,110,000 BRL	$1,230,483	$1,903
3/20/2024	Bank of America	500,000,000 COP	$123,934	$(3,008)
3/20/2024	Bank of America	664,123 PEN	$179,178	$3,636
3/20/2024	Barclays	224,317,000 CLP	$255,600	$23,647
3/20/2024	Barclays	1,466,480 PEN	$387,870	$249
3/20/2024	Barclays	409,138 PEN	$106,275	$(1,869)
3/20/2024	BNY Mellon	468,000 EUR	$513,386	$7,144
3/20/2024	Citibank	1,690,000,000 COP	$419,043	$(10,021)
3/20/2024	Morgan Stanley	240,000,000 CLP	$262,654	$14,484
3/20/2024	Morgan Stanley	10,471,322 MXN	$599,375	$(12,966)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(9,437)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $50,034 and $50,926, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $432 and $4, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2023	$49,563
Purchases at Cost	$2,455,842
Proceeds from Sales	$(2,191,807)
Change in Unrealized Appreciation/Depreciation	$(4)
Net Realized Gain/(Loss)	$(32)
Value as of 2/29/2024	$313,562
Shares Held as of 2/29/2024	313,499
Dividend Income	$2,198

1	Non-income-producing security.
2	Issuer in default.
3	Zero coupon bond, reflects effective rate at time of purchase.
4
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$13,934,487	$—	$13,934,487
Corporate Bonds	—	2,683,264	30,000	2,713,264
Purchased Put Options	175	—	—	175
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	313,562	—	—	313,562
TOTAL SECURITIES	$313,737	$16,617,751	$30,000	$16,961,488
Other Financial Instruments:
Assets
Futures Contracts	$1,623	$—	$—	$1,623
Swap Contracts	—	15,313	—	15,313
Foreign Exchange Contracts	—	54,215	—	54,215
Liabilities
Foreign Exchange Contracts	—	(63,652)	—	(63,652)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,623	$5,876	$—	$7,499

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EMTN	—Euro Medium Term Note
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
ZAR	—South African Rand